Summary of Significant Accounting Policies - Allowance for credit losses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Allowance for credit loss roll forward
Balance at beginning of period	$ 2,392	$ 3,666	$ 3,749	$ 3,977	$ 3,977	$ 606
Charged to selling, general and administrative expense	364	19	1,286	119	439	4,452
Write-offs and adjustments					(667)	(1,081)
Write-offs	(9)	(119)	(2,288)	(530)
Total	$ 2,747	$ 3,566	$ 2,747	$ 3,566	$ 3,749	$ 3,977